SHARE CAPITAL	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Share Capital	SHARE CAPITALThe Company had an issued share capital at June 30, 2022 of $5.4 million divided into 54,110,584 ordinary shares (December 31, 2021: $5.4 million divided into 54,110,584 ordinary shares) of $0.10 par value.